Stock-Based Compensation (Details 6) - Restricted Stock Units - DISH Network Awards - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted stock unit activity
Total restricted stock units outstanding, beginning of period (in shares)	1,731,332	1,863,165	1,076,748
Granted (in shares)	62,530	316,500	990,000
Vested (in shares)	(125,280)	(278,000)	(135,250)
Forfeited and cancelled (in shares)	(286,332)	(170,333)	(68,333)
Total restricted stock units outstanding, end of period (in shares)	1,382,250	1,731,332	1,863,165
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)	$ 32.60	$ 29.27	$ 22.82
Granted (in dollars per share)	68.79	63.57	36.53
Vested (in dollars per share)	63.92	45.04	29.19
Forfeited and cancelled (in dollars per share)	29.67	33.43	32.91
Total restricted stock units outstanding, end of period (in dollars per share)	$ 32.01	$ 32.60	$ 29.27